Equity - Schedule of Share Capital (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Number of shares
Ordinary shares, authorized	75,000,000	75,000,000	75,000,000	75,000,000
Ordinary shares, issued and outstanding	3,586,104	706,683	282,782	261,494